LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 1999



Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

                                    NOT FDIC
                                     INSURED


                                 MAY LOSE VALUE
                                NO BANK GUARANTEE

                                TABLE OF CONTENTS


THE TRUST                                                                      3


THE FUNDS                                                                      4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series ............................. 4
Colonial Small Cap Value Fund, Variable Series ............................... 6
Colonial U.S. Growth & Income Fund, Variable Series .......................... 7
Colonial High Yield Securities Fund, Variable Series ......................... 9
Liberty All-Star Equity Fund, Variable Series ................................11
Colonial International Horizons Fund, Variable Series ........................14
Crabbe Huson Real Estate Investment Fund, Variable Series ....................15


TRUST MANAGEMENT ORGANIZATIONS                                                16

The Trustees .................................................................16
Investment Advisor: Liberty Advisory Services Corp ...........................16
Investment Sub-Advisors and Portfolio Managers ...............................17
Rule 12b-1 Plan ..............................................................19


OTHER INVESTMENT STRATEGIES AND RISKS                                         20

Temporary Defensive Measures .................................................20
Zero Coupon Bonds ............................................................20
Derivatives ..................................................................20
Year 2000 Compliance .........................................................20


FINANCIAL HIGHLIGHTS                                                          21


SHAREHOLDER INFORMATION                                                       26

Purchases and Redemptions ....................................................26
How the Funds Calculate Net Asset Value ......................................26
Dividends and Distributions ..................................................26
Tax Consequences .............................................................26

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about seven of the Funds (Funds) in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed a Sub-Advisor for each Fund, all of which are affiliates of LASC. Each Fund is sub-advised by the following Sub-Advisor:


                           FUND                                                                SUB-ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Colonial U.S. Growth & Income Fund, Variable Series                                Colonial Management Associates, Inc. (Colonial)
  (formerly U.S. Stock Fund, Variable Series) (U.S. Growth Fund)
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)
Colonial International Horizons Fund, Variable Series (International Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)           Stein Roe & Farnham Incorporated (Stein Roe)
-----------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)               Liberty Asset Management Company (LAMCO)
-----------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)       Crabbe Huson Group, Inc. (Crabbe Huson)
-----------------------------------------------------------------------------------------------------------------------------------


Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Fund are Keyport Financial Services Corp. (KFSC) and Liberty Funds Distributor, Inc. (LFD). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFD serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not affiliated with LASC. KFSC and LFD are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                   THE FUNDS

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS Stein Roe Global Utilities Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. We compare the Fund to the Standard & Poor's Utilities Index (S&P Index), Lipper Utilities - Annuities peer group average return (Lipper Average) and Morgan Stanley Capital International World Index ND (MSCI World Index). The S&P Index is an unmanaged index that tracks the performance of domestic utilities stocks. The Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. MSCI World Index is an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1994                           -10.27%
1995                            35.15%
1996                             6.53%
1997                            28.75%
1998                            18.33%



The Fund's year to date total return through March 31, 1999 was  - 0.58%.

Best Quarter:  4th quarter 1997, +15.29%

Worst Quarter: 1st quarter 1994, -8.91%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR         5 YEARS        SINCE
                                                                          INCEPTION
                                                                          ON 7/1/93
--------------------------------------------------------------------------------------
Fund (%)                                       18.33          14.50         12.73
--------------------------------------------------------------------------------------
MSCI World Index (%)                           24.34          15.68          N/A
--------------------------------------------------------------------------------------
S&P Index (%)                                  14.77          13.90          N/A
--------------------------------------------------------------------------------------
Lipper Average (%)                             18.61          14.76          N/A
--------------------------------------------------------------------------------------

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in small capitalization stocks. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, and to depend on a small, inexperienced management team. They are more likely to fail or prove unable to grow. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.


PERFORMANCE HISTORY
We compare the Fund to the Russell 2000 Index, an unmanaged index that tracks the performance of small capitalization stocks and the Lipper Small Cap - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock

         - corporate debt securities noted investment grade by at least two nationally recognized rating organizations; and

         -        debt securities issued or guaranteed by the U.S. Government

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risk of investing in the Fund is described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Because the Fund may invest in fixed income securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS Colonial U.S. Growth & Income Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS


1995                                29.70%
1996                                21.84%
1997                                32.23%
1998                                20.15%


The Fund's year to date total return through March 31, 1999 was +1.70%.

Best Quarter:  4th quarter 1998, +21.79%

Worst Quarter: 3rd quarter 1998, -14.16%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                             7/5/94
------------------------------------------------------------------------
Fund (%)                                       20.15          23.90
------------------------------------------------------------------------
S&P Index (%)                                  28.60           N/A
------------------------------------------------------------------------
Lipper Average (%)                             16.37           N/A
------------------------------------------------------------------------

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
The Fund pursues its investment goal by investing primarily in lower rated corporate debt securities. These securities have the following ratings:

         -        BBB through C by Standard & Poor's Corporation;

         -        Baa through D by Moody's Investor Services, Inc.;

         - a comparable rating by another nationally recognized rating service; or

         - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in fixed income securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to special risks. The risks of foreign investments are typically increased in less developed and developing countries. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY
We compare the Fund to the CS First Boston High Yield Index, an unmanaged index that tracks the performance of high yield bond funds and the Lipper High Yield - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

         - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

         - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

         - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

         - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are:


         - J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

         - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

         - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

         - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

         - Wilke/Thompson Capital Management, Inc. uses a growth approach by investing in companies that demonstrate the ability to sustain strong secular growth across a broad range of market capitalizations.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

         - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

         - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

         -        Adverse changes in its ownership or personnel.

THE FUNDS Liberty All-Star Equity Fund, Variable Series

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risk of investing in the Fund is described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

THE FUNDS Liberty All-Star Equity Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows the Fund's performance by illustrating the Fund's total calendar-year return. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for one year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1998              18.67%

The Fund's year to date total return through March 31, 1999 was 0.00%.

Best Quarter:  4th quarter 1998, +18.67%

Worst Quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                            11/17/97
------------------------------------------------------------------------
Fund (%)                                       18.67          17.29
------------------------------------------------------------------------
S&P Index (%)                                  28.60           N/A
------------------------------------------------------------------------
Lipper Average (%)                             16.37           N/A
------------------------------------------------------------------------

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks long-term growth and preservation of capital purchasing power.


PRIMARY INVESTMENT STRATEGIES
The Fund invests primarily in non-U.S. equity securities which Colonial believes will provide superior long-term growth. Colonial generally selects stocks of companies in industries and markets that it believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include:

         - companies engaged in the development and processing of natural resources, and

         -        companies engaged in consumer oriented businesses.

The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of one company.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Additionally, as a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total net assets in the securities of a single company. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 1999, LASC managed over $727 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1998 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial Small Cap Value Fund, Variable Series                     0.80% (1)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial High Yield Securities Fund, Variable Series               0.60% (2)
             Liberty All-Star Equity Fund, Variable Series                      0.80% (3)

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%
(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%
(3) The All-Star Equity Fund's advisor has voluntarily agreed to waive a portion of its management fee. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.76%

For its services as investment advisor, the Trust will pay LASC a management fee at the following annual rates of the average daily net assets of each specified
Fund:

             Colonial International Horizons Fund, Variable Series              0.95%(4)
             Crabbe Huson Real Estate Investment Fund, Variable Series          1.00%(5)

(4) The International Fund's advisor has voluntarily agreed to waive a portion of its management fee so that total expenses of the Fund do not exceed 1.15%.
(5) The Real Estate Fund's advisor has voluntarily agreed to waive a portion of its management fee so that total expenses of the Fund do not exceed 1.20%.

TRUST MANAGEMENT ORGANIZATIONS

INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth Fund, High Yield Fund and International Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 1999, Colonial managed over $16.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial High Yield Securities Fund, Variable Series               0.40%
             Colonial International Horizons Fund, Variable Series              0.75%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

John E. Lennon, Senior Vice President of Colonial, has managed the Growth & Income Fund since 1997 and has managed various other Colonial equity funds since 1982.

Mark Stoeckle has managed the U.S. Growth Fund since December, 1996. Mr. Stoeckle is a Senior Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

James P. Haynie, Senior Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1993.

Michael Rega, Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Gita Rao, a Senior Vice President of Colonial, manages the International Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.


STEIN ROE
Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 1999, Stein Roe managed over $30.1 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, Senior Vice President of Stein Roe, co-manages the Global Utilities Fund. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe and Colonial funds. Deborah A. Jansen, Vice President and Senior Research Analyst for global and domestic equities and global economic forecasting for Stein Roe, co-manages the Global Utilities Fund. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

TRUST MANAGEMENT ORGANIZATIONS

The mutual funds and institutional investment advisory business of both Stein Roe and Colonial are managed together by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 1999, LAMCO managed over $1.6 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Mark A. Thompson, Chairman and Chief Investment Officer of Wilke/Thompson Capital Management, Inc.

A more complete description of each Portfolio Manager is included in the SAI. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


CRABBE HUSON
Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Crabbe Huson as of March 31, 1999, Crabbe Huson managed over $434 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

John E. Maack has co-managed the Real Estate Fund since its inception. Mr. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes has co-managed the Real Estate Fund since its inception. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.

TRUST MANAGEMENT ORGANIZATIONS

AFFILIATED BROKER/DEALER
Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12B-1 PLAN
The Trust has adopted a plan for and on behalf of the International Fund and Real Estate Fund in accordance with Rule 12b-1 (Plan) under the Investment Company Act of 1940. Under the plan, the Trust pays the distributor a service fee of 0.25% of the average daily net assets attributable to these Funds' shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a service fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS


Each Fund's primary investments and its risks are described above in its individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' SAI, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


TEMPORARY DEFENSIVE MEASURES
With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, as a temporary defensive strategy, a Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower and higher rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment objective.


ZERO COUPON BONDS
(Global Utilities Fund, High Yield Fund) Zero coupon bonds are issued at less than their fair value and do not make any payments of interest. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.


DERIVATIVES
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies may involve the use of financial instruments, commonly referred to as derivatives, whose values depend on, or are derived from, the value of an underlying security, an index or a currency. A Fund may use derivatives for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivatives involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some derivatives there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


YEAR 2000 COMPLIANCE
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by LASC, the Sub-Advisors and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASC, the Sub-Advisors, the Funds' distributors and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected. Some of the Funds invest in emerging markets in developing countries and some reports indicate that developing countries may be behind other countries with respect to Year 2000 Compliance.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single fund share. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Trust's annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                          Years Ended December 31,
                                                       1998          1997          1996          1995          1994
                                                       ----          ----          ----          ----          ----
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)              11.92         10.70         10.50         8.11          9.65
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                            0.24          0.46          0.46         0.46          0.54
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                    1.93          2.62          0.23         2.39         (1.53)
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                     2.17          3.08          0.69         2.85         (0.99)
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:
-------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income             (0.21)        (0.48)        (0.49)        (0.46)        (0.55)
-------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income               (0.01)         ---           ---           ---            ---
-------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                (0.11)        (1.38)         ---           ---            ---
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                 (0.33)        (1.86)        (0.49)        (0.46)        (0.55)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                    13.76         11.92         10.70         10.50          8.11
-------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                   18.33         28.75          6.53         35.15         (10.27)
-------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                   71,186        54,603        47,907        51,597        38,156
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)    0.82(c)       0.83(c)       0.81(c)       0.83(c)         0.86
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to                  1.90(c)       3.96(c)       4.36(c)       4.98(c)         5.80
     average net assets (%)
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                          53            89            14            18            16

  (a) Per share data was calculated using average shares outstanding during the period.

  (b) Total return at net asset value assuming all distributions reinvested.

  (c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

FINANCIAL HIGHLIGHTS

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended December 31,
                                                                         1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00
--------------------------------------------------------------------------------------------
  Net investment income (a)                                               0.08
--------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                      (1.41)
--------------------------------------------------------------------------------------------
  Total from investment operations                                       (1.33)
--------------------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------------------
     Dividends from net investment income                                (0.07)
--------------------------------------------------------------------------------------------
     In excess of net investment income                                  (0.01)
--------------------------------------------------------------------------------------------
  Total distributions                                                    (0.08)
--------------------------------------------------------------------------------------------
  Net asset value, end of period                                          8.59
--------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.25)**
--------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     1,782
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.00*
--------------------------------------------------------------------------------------------
  Ratio of net investment income to                                       1.41*
     average net assets (%) (c)(e)
--------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                            51**

  *   Annualized.

  **  Not Annualized.

  *** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b) Total return at net asset value assuming all distributions reinvested.

  (c) Computed giving effect to Manager's expense limitation undertaking.

  (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.34% (annualized).

  (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                                                               Period Ended
                                                                     Years Ended December 31,                   December 31,
                                                         1998           1997           1996         1995          1994***
                                                         ----           ----           ----         ----          -------
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                16.29           14.22         12.36         10.27          10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                              0.16           0.20           0.19         0.21           0.09
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments       3.12           4.37           2.52         2.84           0.35
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       3.28           4.57           2.71         3.05           0.44
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income               (0.12)         (0.18)         (0.17)       (0.16)         (0.11)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                  ---           (0.01)          ---           ---            ---
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                  (0.64)         (2.30)         (0.68)       (0.80)         (0.06)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                    (0.02)         (0.01)          ---           ---            ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   (0.78)         (2.50)         (0.85)       (0.96)         (0.17)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                      18.79           16.29         14.22         12.36          10.27
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                    20.15           32.23         21.84       29.70(c)       4.40(c)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  146,239         96,715         60,855       43,017         15,373
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)      0.90(e)         0.94(e)       0.95(e)     1.00(d)(e)      1.00(d)*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)                            0.88(e)         1.19(e)       1.39(e)     1.72(c)(e)      2.16(c)*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                            64             63             77           115           52**


  *   Annualized.

  **  Not Annualized.

  *** For the period from the commencement of operations July 5, 1994 to December 31, 1994.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b) Total return at net asset value assuming all distributions reinvested.

  (c) Computed giving effect to Manager's expense limitation undertaking.

  (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.07% and 1.64% (annualized), respectively.

  (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

FINANCIAL HIGHLIGHTS

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                                         Period Ended
                                                                                                          December 31,
                                                                                                           1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                                                  10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                                  0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                                                         (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                          (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                                                   (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                                     (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                                       (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                                                         9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                                    (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                                         5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                                        0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(e)                                           7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                               23**
------------------------------------------------------------------------------------------------------------------------------


  *   Annualized.

  **  Not Annualized.

  *** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b) Total return at net asset value assuming all distributions reinvested.

  (c) Computed giving effect to Manager's expense limitation undertaking.

  (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.84% (annualized).

  (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                Year Ended          Period Ended
                                                                December 31,         December 31,
                                                                    1998                 1997***
                                                                    ----                 -------
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                           10.07                  10.00
-----------------------------------------------------------------------------------------------------
  Net investment income (a)                                         0.06                  0.01
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                  1.82                  0.07
-----------------------------------------------------------------------------------------------------
  Total from investment operations                                  1.88                  0.08
-----------------------------------------------------------------------------------------------------
  Less distributions:
-----------------------------------------------------------------------------------------------------
     Dividends from net investment income                          (0.05)                (0.01)
-----------------------------------------------------------------------------------------------------
     In excess of net investment income                            (0.00)                  ---
-----------------------------------------------------------------------------------------------------
  Total distributions                                              (0.05)                (0.01)
-----------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                 11.90                  10.07
-----------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)(c)                             18.67                 0.80**
-----------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                              44,870                22,228
-----------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%) (d)(e)            1.00                  1.00*
-----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)(c)(e)                                   0.54                  0.83*
-----------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                       70                    1**


  *   Annualized.

  **  Not Annualized.

  *** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b) Total return at net asset value assuming all distributions reinvested.

  (c) Computed giving effect to Manager's expense limitation undertaking.

  (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.04% and 1.45% (annualized), respectively.

  (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust:  811-07556

Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 1999



Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Colonial Global Equity Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series



Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                   * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                   * * * *

Although trust shares have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------

     NOT FDIC          MAY LOSE VALUE
      INSURED        NO BANK GUARANTEE

-----------------------------------------

                                TABLE OF CONTENTS

THE TRUST                                                                          3
------------------------------------------------------------------------------------

THE FUNDS                                                                          4
------------------------------------------------------------------------------------
Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series................................   4
Colonial Small Cap Value Fund, Variable Series..................................   6
Colonial U.S. Growth & Income Fund, Variable Series.............................   7
Colonial Strategic Income Fund, Variable Series.................................   9
Colonial High Yield Securities Fund, Variable Series............................  12
Liberty All-Star Equity Fund, Variable Series...................................  14
Newport Tiger Fund, Variable Series.............................................  17
Colonial International Horizons Fund, Variable Series...........................  19
Colonial Global Equity Fund, Variable Series....................................  20
Crabbe Huson Real Estate Investment Fund, Variable Series.......................  21


TRUST MANAGEMENT ORGANIZATIONS                                                    22
------------------------------------------------------------------------------------
The Trustees....................................................................  22
Investment Advisor: Liberty Advisory Services Corp..............................  22
Investment Sub-Advisors and Portfolio Managers..................................  23
Rule 12b-1 Plan.................................................................  25


OTHER INVESTMENT STRATEGIES AND RISKS                                             26
------------------------------------------------------------------------------------
Temporary Defensive Measures....................................................  26
U.S. Government Securities......................................................  26
Structure Risk..................................................................  26
Zero Coupon Bonds...............................................................  26
Derivatives.....................................................................  27
Year 2000 Compliance............................................................  27


FINANCIAL HIGHLIGHTS                                                              28
------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION                                                           35
------------------------------------------------------------------------------------
Purchases and Redemptions.......................................................  35
How the Funds Calculate Net Asset Value.........................................  35
Dividends and Distributions.....................................................  35
Tax Consequences................................................................  35

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about ten of the Funds (Funds) in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed a Sub-Advisor for each Fund, all of which are affiliates of LASC. Each Fund is sub-advised by the following Sub-Advisor:


-----------------------------------------------------------------------------------------------------------------------------------
                                      FUND                                                             SUB-ADVISOR

-----------------------------------------------------------------------------------------------------------------------------------
Colonial U.S. Growth & Income Fund, Variable Series                                Colonial Management Associates, Inc. (Colonial)
  (formerly U.S. Stock Fund, Variable Series) (U.S. Growth Fund)
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)
Colonial International Horizons Fund, Variable Series (International Fund)
Colonial Global Equity Fund, Variable Series (Global Equity Fund)

-----------------------------------------------------------------------------------------------------------------------------------
Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)           Stein Roe & Farnham Incorporated (Stein Roe)

-----------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)               Liberty Asset Management Company (LAMCO)

-----------------------------------------------------------------------------------------------------------------------------------
Newport Tiger Fund, Variable Series (Tiger Fund)                                   Newport Fund Management, Inc. (Newport)

-----------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)       Crabbe Huson Group, Inc. (Crabbe Huson)

-----------------------------------------------------------------------------------------------------------------------------------


Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Fund are Keyport Financial Services Corp. (KFSC) and Liberty Funds Distributor, Inc. (LFD). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFD serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not affiliated with LASC. KFSC and LFD are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND Stein Roe Global Utilities Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. We compare the Fund to the Standard & Poor's Utilities Index (S&P Index), Lipper Utilities - Annuities peer group average return (Lipper Average) and Morgan Stanley Capital International World Index ND (MSCI World Index). The S&P Index is an unmanaged index that tracks the performance of domestic utilities stocks. The Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. MSCI World Index is an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1994                     -10.27%
1995                      35.15%
1996                       6.53%
1997                      28.75%
1998                      18.33%

The Fund's year to date total return through March 31, 1999 was  - 0.58%.

Best Quarter:  4th quarter 1997, +15.29%

Worst Quarter: 1st quarter 1994, -8.91%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR         5 YEARS        SINCE
                                                                          INCEPTION
                                                                          ON 7/1/93
--------------------------------------------------------------------------------------
Fund (%)                                       18.33          14.50         12.73
--------------------------------------------------------------------------------------
MSCI World Index (%)                           24.34          15.68          N/A
--------------------------------------------------------------------------------------
S&P Index (%)                                  14.77          13.90          N/A
--------------------------------------------------------------------------------------
Lipper Average (%)                             18.61          14.76          N/A
--------------------------------------------------------------------------------------

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in small capitalization stocks. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, and to depend on a small, inexperienced management team. They are more likely to fail or prove unable to grow. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.


PERFORMANCE HISTORY

We compare the Fund to the Russell 2000 Index, an unmanaged index that tracks the performance of small capitalization stocks and the Lipper Small Cap -- Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

      -     debt securities that are convertible into common stock

      - corporate debt securities noted investment grade by at least two nationally recognized rating organizations; and

      -     debt securities issued or guaranteed by the U.S. Government

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risk of investing in the Fund is described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Because the Fund may invest in fixed income securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income -- Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1995                             29.70%
1996                             21.84%
1997                             32.23%
1998                             20.15%

The Fund's year to date total return through March 31, 1999 was +1.70%.

Best Quarter:  4th quarter 1998, +21.79%

Worst Quarter: 3rd quarter 1998, -14.16%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                             7/5/94
------------------------------------------------------------------------
Fund (%)                                       20.15          23.90
------------------------------------------------------------------------
S&P Index (%)                                  28.60           N/A
------------------------------------------------------------------------
Lipper Average (%)                             16.37           N/A
------------------------------------------------------------------------

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goal by investing in:

-     debt securities issued by the U.S. government;

-     debt securities issued by foreign governments; and

-     lower rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goal by investing a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:

-     BBB through C by Standard & Poor's Corporation;

-     Baa through D by Moody's Investor Services, Inc.;

-     a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Because the Fund may invest in fixed income securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to special risks. The risks of foreign investments are typically increased in less developed and developing countries. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, treasury and investment grade corporate bonds and the Lipper Corporate Bonds - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1995                         18.30%
1996                          9.83%
1997                          9.11%
1998                          6.03%

The Fund's year to date total return through March 31, 1999 was +0.99%.

Best Quarter:  1st quarter 1995, +5.62%

Worst Quarter: 1st quarter 1997, -1.00%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                             7/5/94
------------------------------------------------------------------------
Fund (%)                                       6.03           9.75
------------------------------------------------------------------------
Lehman Index (%)                               9.47            N/A
------------------------------------------------------------------------
Lipper Average (%)                             4.82            N/A
------------------------------------------------------------------------

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES

The Fund pursues its investment goal by investing primarily in lower rated corporate debt securities. These securities have the following ratings:

-     BBB through C by Standard & Poor's Corporation;

-     Baa through D by Moody's Investor Services, Inc.;

-     a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in fixed income securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to special risks. The risks of foreign investments are typically increased in less developed and developing countries. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY

We compare the Fund to the CS First Boston High Yield Index, an unmanaged index that tracks the performance of high yield bond funds and the Lipper High Yield - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

      - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

      - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

      - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

      - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are:

      - J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

      - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

      - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

      - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

      - Wilke/Thompson Capital Management, Inc. uses a growth approach by investing in companies that demonstrate the ability to sustain strong secular growth across a broad range of market capitalizations.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

      - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

      - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

      -     Adverse changes in its ownership or personnel.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risk of investing in the Fund is described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's total calendar-year return. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for one year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1998                            18.67%

The Fund's year to date total return through March 31, 1999 was 0.00%.

Best Quarter:  4th quarter 1998, +18.67%

Worst Quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                            11/17/97
------------------------------------------------------------------------
Fund (%)                                       18.67          17.29
------------------------------------------------------------------------
S&P Index (%)                                  28.60           N/A
------------------------------------------------------------------------
Lipper Average (%)                             16.37           N/A
------------------------------------------------------------------------

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of larger, well-established companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the nine Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Southeast Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if it were more geographically diversified, which may result in greater losses and volatility.

THE FUNDS Newport Tiger Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Morgan Stanley Capital International EAFE Index GDP (Morgan Stanley Index), an unmanaged index that tracks the performance of foreign stocks and the Lipper Pacific Region - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

1996                            11.73%
1997                           -31.14%
1998                            -6.43%

The Fund's year to date total return through March 31, 1999 was +2.55%.

Best Quarter:  4th quarter 1998, +37.93%

Worst Quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                             5/1/95
------------------------------------------------------------------------
Fund (%)                                       -6.43          -5.01
------------------------------------------------------------------------
Morgan Stanley Index (%)                       26.71           N/A
------------------------------------------------------------------------
Lipper Average (%)                             -6.46           N/A
------------------------------------------------------------------------

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and preservation of capital purchasing power.


PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in non-U.S. equity securities which Colonial believes will provide superior long-term growth. Colonial generally selects stocks of companies in industries and markets that it believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include:

- companies engaged in the development and processing of natural resources, and

-     companies engaged in consumer oriented businesses.

The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of one company.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Additionally, as a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total net assets in the securities of a single company. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in global equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in both U.S. and foreign equity securities. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high quality U.S. and foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions. Credit risk is the risk that the price of a security will fall due to unfavorable changes in the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 1999, LASC managed over $727 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1998 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

         Stein Roe Global Utilities Fund, Variable Series               0.65%
         Colonial Small Cap Value Fund, Variable Series                 0.80%(1)
         Colonial U.S. Growth & Income Fund, Variable Series            0.80%
         Colonial Strategic Income Fund, Variable Series                0.65%
         Colonial High Yield Securities Fund, Variable Series           0.60%(2)
         Liberty All-Star Equity Fund, Variable Series                  0.80%(3)
         Newport Tiger Fund, Variable Series                            0.90%

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%

(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%

(3) The All-Star Equity Fund's advisor has voluntarily agreed to waive a portion of its management fee. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.76%

For its services as investment advisor, the Trust will pay LASC a management fee at the following annual rates of the average daily net assets of each specified
Fund:

            Colonial International Horizons Fund, Variable Series         0.95%(4)
            Colonial Global Equity Fund, Variable Series                  0.95%(4)
            Crabbe Huson Real Estate Investment Fund, Variable Series     1.00%(5)

(4) The International Fund and Global Equity Fund's advisor has voluntarily agreed to waive a portion of its management fee so that total expenses of the Fund do not exceed 1.15%.

(5) The Real Estate Fund's advisor has voluntarily agreed to waive a portion of its management fee so that total expenses of the Fund do not exceed 1.20%.

TRUST MANAGEMENT ORGANIZATIONS


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth Fund, Strategic Income Fund, High Yield Fund, International Fund and Global Equity Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 1999, Colonial managed over $16.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

         Colonial Small Cap Value Fund, Variable Series                 0.60%
         Colonial U.S. Growth & Income Fund, Variable Series            0.60%
         Colonial Strategic Income Fund, Variable Series                0.45%
         Colonial High Yield Securities Fund, Variable Series           0.40%
         Colonial International Horizons Fund, Variable Series          0.75%
         Colonial Global Equity Fund, Variable Series                   0.75%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

John E. Lennon, Senior Vice President of Colonial, has managed the Growth & Income Fund since 1997 and has managed various other Colonial equity funds since 1982.

Mark Stoeckle has managed the U.S. Growth Fund since December, 1996. Mr. Stoeckle is a Senior Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

Carl C. Ericson has managed the Strategic Income Fund since its inception. He also has managed the High Yield Fund since January, 1999. Mr. Ericson, a Senior Vice President of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various Colonial taxable income funds since 1985.

James P. Haynie, Senior Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1993.

Michael Rega, Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Gita Rao, a Senior Vice President of Colonial, manages both the International Fund and Global Equity Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 1999, Stein Roe managed over $30.1 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, Senior Vice President of Stein Roe, co-manages the Global Utilities Fund. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing

TRUST MANAGEMENT ORGANIZATIONS


other Stein Roe and Colonial funds.

Deborah A. Jansen, Vice President and Senior Research Analyst for global and domestic equities and global economic forecasting for Stein Roe, co-manages the Global Utilities Fund. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

The mutual funds and institutional investment advisory business of both Stein Roe and Colonial are managed together by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 1999, LAMCO managed over $1.6 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-     Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
      Inc.

-     John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Mark A. Thompson, Chairman and Chief Investment Officer of Wilke/Thompson Capital Management, Inc.

A more complete description of each Portfolio Manager is included in the SAI. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 1999, Newport managed over $843.1 million in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, Senior Vice President and Vice President, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms.

TRUST MANAGEMENT ORGANIZATIONS


Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


CRABBE HUSON

Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Crabbe Huson as of March 31, 1999, Crabbe Huson managed over $434 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

John E. Maack has co-managed the Real Estate Fund since its inception. Mr. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes has co-managed the Real Estate Fund since its inception. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12B-1 PLAN

The Trust has adopted a plan for and on behalf of the International Fund, Global Equity Fund and Real Estate Fund in accordance with Rule 12b-1 (Plan) under the Investment Company Act of 1940. Under the plan, the Trust pays the distributor a service fee of 0.25% of the average daily net assets attributable to these Funds' shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a service fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS


Each Fund's primary investments and its risks are described above in its individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' SAI, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


TEMPORARY DEFENSIVE MEASURES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, as a temporary defensive strategy, a Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower and higher rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment objective.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. Government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. Government securities based upon the Sub-Advisor's judgement of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of risk that involves both mortgage-backed securities (which are guaranteed by a U.S. Government agency) and asset-backed securities (which are interests in pools of debt securities). Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds are issued at less than their fair value and do not make any payments of interest. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.

OTHER INVESTMENT STRATEGIES AND RISKS


DERIVATIVES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies may involve the use of financial instruments, commonly referred to as derivatives, whose values depend on, or are derived from, the value of an underlying security, an index or a currency. A Fund may use derivatives for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivatives involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some derivatives there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


YEAR 2000 COMPLIANCE

Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by LASC, the Sub-Advisors and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASC, the Sub-Advisors, the Funds' distributors and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected. Some of the Funds invest in emerging markets in developing countries and some reports indicate that developing countries may be behind other countries with respect to Year 2000 Compliance.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single fund share. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Trust's annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                    Years Ended December 31,
                                                           1998                1997               1996
                                                           ----                ----               ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                    11.92               10.70               10.50

Net investment income (a)                                  0.24                0.46                0.46
Net realized and unrealized gains (losses)                 1.93                2.62                0.23
   on investments
Total from investment operations                           2.17                3.08                0.69
Less distributions:
   Dividends from net investment income                   (0.21)              (0.48)              (0.49)
   In excess of net investment income                     (0.01)                 --                  --
   Dividends from net realized gains                      (0.11)              (1.38)                 --
Total distributions                                       (0.33)              (1.86)              (0.49)
Net asset value, end of year ($)                          13.76               11.92               10.70

TOTAL RETURN:
   Total investment return (%)(b)                         18.33               28.75                6.53
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                        71,186              54,603              47,907
Ratio of net expenses to average net assets (%)            0.82(c)             0.83(c)             0.81(c)
Ratio of net investment income to                          1.90(c)             3.96(c)             4.36(c)
   average net assets (%)
Portfolio turnover ratio (%)                                 53                  89                  14


                                                                   1995               1994
                                                                   ----               ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                             8.11                9.65

Net investment income (a)                                          0.46                0.54
Net realized and unrealized gains (losses)                         2.39               (1.53)
   on investments
Total from investment operations                                   2.85               (0.99)
Less distributions:
   Dividends from net investment income                           (0.46)              (0.55)
   In excess of net investment income                                --                  --
   Dividends from net realized gains                                 --                  --
Total distributions                                               (0.46)              (0.55)
Net asset value, end of year ($)                                  10.50                8.11

TOTAL RETURN:
   Total investment return (%)(b)                                 35.15              (10.27)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                                51,597              38,156
Ratio of net expenses to average net assets (%)                    0.83(c)             0.86
Ratio of net investment income to                                  4.98(c)             5.80
   average net assets (%)
Portfolio turnover ratio (%)                                         18                  16


(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

FINANCIAL HIGHLIGHTS
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                Year Ended December 31,
                                                                         1998***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ($)                                 10.00
Net investment income (a)                                                0.08
Net realized and unrealized losses on investments                        (1.41)
Total from investment operations                                         (1.33)
Less distributions:
   Dividends from net investment income                                  (0.07)
   In excess of net investment income                                    (0.01)
Total distributions                                                      (0.08)
Net asset value, end of period                                           8.59
TOTAL RETURN
   Total investment return (%)(b)(c)                                     (13.25)**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                                      1,782
Ratio of expenses to average net assets (%) (d)(e)                       1.00*
Ratio of net investment income to                                        1.41*
   average net assets (%) (c)(e)
Portfolio turnover ratio (%)                                             51**

*        Annualized.
**       Not Annualized.
*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.
(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Computed giving effect to Manager's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.34% (annualized).
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                                                                   Period Ended
                                                                       Years Ended December 31,                    December 31,
                                                         1998          1997          1996           1995              1994***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                    16.29         14.22         12.36          10.27               10.00
Net investment income (a)                                  0.16          0.20          0.19           0.21                0.09
Net realized and unrealized gains on investments           3.12          4.37          2.52           2.84                0.35
Total from investment operations                           3.28          4.57          2.71           3.05                0.44
Less distributions:
   Dividends from net investment income                   (0.12)        (0.18)        (0.17)         (0.16)              (0.11)
   In excess of net investment income                        --         (0.01)           --             --                  --
   Dividends from net realized gains                      (0.64)        (2.30)        (0.68)         (0.80)              (0.06)
   In excess of net realized gains                        (0.02)        (0.01)           --             --                  --
Total distributions                                       (0.78)        (2.50)        (0.85)         (0.96)              (0.17)
Net asset value, end of year ($)                          18.79         16.29         14.22          12.36               10.27
TOTAL RETURN:
   Total investment return (%) (b)                        20.15         32.23         21.84          29.70(c)             4.40(c)**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                     146,239        96,715        60,855         43,017              15,373
Ratio of net expenses to average net assets (%)            0.90(e)       0.94(e)       0.95(e)        1.00(d)(e)          1.00(d)*
Ratio of net investment income to                          0.88(e)       1.19(e)       1.39(e)        1.72(c)(e)          2.16(c)*
   average net assets (%)
Portfolio turnover ratio (%)                                 64            63            77            115                  52**

*        Annualized.
**       Not Annualized.
*** For the period from the commencement of operations July 5, 1994 to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Computed giving effect to Manager's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.07% and 1.64% (annualized), respectively.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

FINANCIAL HIGHLIGHTS

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


                                                                         Years Ended December 31,
                                                    1998                 1997                   1996                   1995
                                                    ----                 ----                   ----                   ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)             11.15                11.04                  10.99                   9.79
Net investment income (a)                           0.91                 0.90                   0.92                   0.55
Net realized and unrealized
     gains (losses) on investments                 (0.24)                0.11                   0.16                   1.24

Total from investment operations                    0.67                 1.01                   1.08                   1.79
Less distributions:
   Dividends from net investment income            (0.72)               (0.79)                 (0.96)                 (0.56)
   In excess of net investment income              (0.02)               (0.05)                    --                     --
   Dividends from net realized gains                  --                (0.05)                 (0.07)                 (0.03)
   In excess of net realized gains                    --                (0.01)                    --                     --
Total distributions                                (0.74)               (0.90)                 (1.03)                 (0.59)
Net asset value, end of year ($)                   11.08                11.15                  11.04                  10.99
TOTAL RETURN:
   Total investment return (%)(b)                   6.03                 9.11(c)                9.83(c)               18.30(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                118,985               73,175                 53,393                 48,334
Ratio of net expenses to average
          net assets (%)                            0.78(e)              0.80(d)(e)             0.80(d)(e)             0.84(d)(e)
Ratio of net investment income to                   7.92(e)              7.86(c)(e)             8.13(c)(e)             8.08(c)(e)
   average net assets (%)
Portfolio turnover ratio (%)                          50                   94                    114                    281


                                                 Period Ended
                                                 December 31,
                                                    1994***
                                                    -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)             10.00
Net investment income (a)                           0.30
Net realized and unrealized
     gains (losses) on investments                 (0.19)

Total from investment operations                    0.11
Less distributions:
   Dividends from net investment income            (0.31)
   In excess of net investment income                 --
   Dividends from net realized gains               (0.01)
   In excess of net realized gains                    --
Total distributions                                (0.32)
Net asset value, end of year ($)                    9.79
TOTAL RETURN:
   Total investment return (%)(b)                   1.10(c)**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                 13,342
Ratio of net expenses to average
          net assets (%)                            1.00(d)*
Ratio of net investment income to                   7.33(c)*
   average net assets (%)
Portfolio turnover ratio (%)                          94**

*        Annualized.
**       Not Annualized.
*** For the period from the commencement of operations July 5, 1994 to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Computed giving effect to Manager's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86%, 0.94% and 1.60% (annualized), respectively.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

FINANCIAL HIGHLIGHTS

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                  Period Ended
                                                                                  December 31,
                                                                                      1998***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ($)                                             10.00
Net investment income (a)                                                             0.48
Net realized and unrealized losses on investments                                    (0.74)
Total from investment operations                                                     (0.26)
Less distributions:
   Dividends from net investment income                                              (0.43)
   In excess of net investment income                                                (0.00)
Total distributions                                                                  (0.43)
Net asset value, end of period ($)                                                    9.31
TOTAL RETURN:
   Total investment return (%) (b)(c)                                                (2.57)**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                                                    5,915
Ratio of expenses to average net assets (%) (d)(e)                                    0.80*
Ratio of net investment income to average net assets (%) (c)(e)                       7.93*
Portfolio turnover ratio (%)                                                            23**

*        Annualized.
**       Not Annualized.
*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.
(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Computed giving effect to Manager's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.84% (annualized).
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                            Year Ended                 Period Ended
                                                                            December 31,               December 31,
                                                                               1998                        1997***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                                        10.07                       10.00
Net investment income (a)                                                      0.06                        0.01
Net realized and unrealized gains on investments                               1.82                        0.07
Total from investment operations                                               1.88                        0.08
Less distributions:
   Dividends from net investment income                                       (0.05)                      (0.01)
   In excess of net investment income                                         (0.00)                         --
Total distributions                                                           (0.05)                      (0.01)
Net asset value, end of year ($)                                              11.90                       10.07
TOTAL RETURN:
   Total investment return (%)(b)(c)                                          18.67                        0.80**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                                          44,870                      22,228
Ratio of net expenses to average net assets (%) (d)(e)                         1.00                        1.00*
Ratio of net investment income to                                              0.54                        0.83*
   average net assets (%)(c)(e)
Portfolio turnover ratio (%)                                                     70                           1**

*        Annualized.
**       Not Annualized.
*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.
(a) Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Computed giving effect to Manager's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.04% and 1.45% (annualized), respectively.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

NEWPORT TIGER FUND, VARIABLE SERIES

                                                                       Years Ended December 31,               Period Ended
                                                                                                              December 31,
                                                                   1998          1997          1996           1995***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                             1.71          2.52          2.28           2.00
Net investment income (a)                                          0.03          0.03          0.03           0.01
Net realized and unrealized gains (losses) on investments          (0.14)        (0.81)        0.24           0.29
   and foreign currency transactions
Total from investment operations                                   (0.11)        (0.78)        0.27           0.30
Less distributions:
   Distributions from net investment income                        (0.03)        (0.02)        (0.02)         (0.01)
   In excess of net investment income                              ---           (0.01)        ---            (0.01)
   Dividends from net realized gains                               ---           ---           (0.01)         ---
   In excess of net realized gains                                 ---           (0.00)        ---            ---
Total distributions                                                (0.03)        (0.03)        (0.03)         (0.02)
Net asset value, end of year ($)                                   1.57          1.71          2.52           2.28
TOTAL RETURN:
   Total investment return (%)(b)                                  (6.43)        (31.14)       11.73          15.00**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                                23,655        24,934        34,642         18,977
Ratio of net expenses to average net assets (%)(c)                 1.30          1.25          1.27           1.75*
Ratio of net investment income to average net assets (%)(c)        2.16          1.14          1.20           0.89*
Portfolio turnover ratio (%)                                       16            27            7              12**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION





PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
-------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Stein Roe Global Utilities Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Colonial High Yield Securities Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Newport Tiger Fund, Variable Series

Colonial International Horizons Fund, Variable Series

Colonial Global Equity Fund, Variable Series

Crabbe Huson Real Estate Investment Fund, Variable Series